Accounts receivables - Summary of Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Receivables From Collaboration Agreements	€ 4,093	€ 1,111
Total	€ 4,093	€ 1,111